Interest and finance expenses	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Interest and finance expenses [Text Block]
13.	Interest and finance expenses

		Year ended December 31
	Notes	2017	2016	2015
Interest expenses
Interest on 5.75% convertible debentures	10	$4,312	$4,313	$3,381
Interest on 6.5% convertible debentures		-	775	3,123
Interest on revolving credit facility	10	2,792	1,577	925
		7,104	6,665	7,429
Finance expenses
Accretion on 6.5% convertible debentures		$-	$365	$1,436
Accretion on asset retirement obligation		766	723	1,472
Revolving credit facility guarantee fee	10	2,646	-	-
Amortization of revolving credit facility transaction costs		481	870	877
Others		288	138	284
		4,181	2,096	4,069
		$11,285	$8,761	$11,498